Assets and Liabilities Measured at Fair Value on a Recurring Basis - Schedule of fair value assets and liabilities measured on recurring basis (Details) - USD ($) $ in Millions		Dec. 31, 2018	Dec. 31, 2017
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Real estate properties		$ 15,531.1	$ 15,742.7
Marketable securities:
Real estate-related	[1]	1,415.1	1,238.0
Marketable securities excluding real estate		4,088.7	3,887.5
Total Investments		28,480.4	27,170.0
Mortgage loans payable		(2,608.0)	(2,238.3)
Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Real estate properties		15,531.1	15,742.7
Real estate joint ventures		6,356.6	5,860.6
Limited partnerships		175.9	142.4
Marketable securities:
Real estate-related		1,415.1	1,238.0
Loans receivable		913.0	298.8
Total Investments		28,480.4	27,170.0
Mortgage loans payable		(2,608.0)	(2,238.3)
Recurring | Government agency notes
Marketable securities:
Marketable securities excluding real estate		2,050.7	2,872.3
Recurring | United States Treasury securities
Marketable securities:
Marketable securities excluding real estate		2,038.0	1,015.2
Recurring | Level 1: Quoted Prices in Active Markets for Identical Assets
Marketable securities:
Real estate-related		1,415.1	1,238.0
Total Investments		1,415.1	1,238.0
Recurring | Level 2: Significant Other Observable Inputs
Marketable securities:
Total Investments		4,088.7	3,887.5
Recurring | Level 2: Significant Other Observable Inputs | Government agency notes
Marketable securities:
Marketable securities excluding real estate		2,050.7	2,872.3
Recurring | Level 2: Significant Other Observable Inputs | United States Treasury securities
Marketable securities:
Marketable securities excluding real estate		2,038.0	1,015.2
Recurring | Level 3: Significant Unobservable Inputs
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Real estate properties		15,531.1	15,742.7
Real estate joint ventures		6,356.6	5,860.6
Marketable securities:
Loans receivable		913.0	298.8
Total Investments		22,800.7	21,902.1
Mortgage loans payable		$ (2,608.0)	$ (2,238.3)

[1]	Includes securities loaned of $67.4 million at December 31, 2018 and $18.1 million at December 31, 2017.